Intangibles	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Intangibles
16. Intangibles

		Other intangibles assets
	Goodwill	License and software rights	Intangible in process	Total
Cost -
Balance at January 1, 2021	$20,380	$156,008	$16,000	$192,388
Additions	—	1,694	9,897	11,591
Reclassifications	—	14,495	(14,495)	—
Balance at December 31, 2021	$20,380	$172,197	$11,402	$203,979
Additions	—	2,899	15,562	18,461
Disposals	—	(29,214)	—	(29,214)
Reclassifications	—	9,594	(9,594)	—
Balance at December 31, 2022	$20,380	$155,476	$17,370	$193,226
Additions	—	6,059	23,638	29,697
Disposals	—	—	—	—
Reclassifications	—	13,530	(13,530)	—
Balance at December 31, 2023	$20,380	$175,065	$27,478	$222,923
Accumulated amortization and impairment—
Balance at January 1, 2021	$—	$(95,800)	$(1,020)	$(96,820)
Amortization for the year	—	(25,410)	—	(25,410)
Balance at December 31, 2021	$—	$(121,210)	$(1,020)	$(122,230)
Amortization for the year	—	(21,655)	—	(21,655)
Disposals	—	29,214	—	29,214
Balance at December 31, 2022	$—	$(113,651)	$(1,020)	$(114,671)
Amortization for the year	—	(20,266)	—	(20,266)
Disposals	—	—	—	—
Balance at December 31, 2023	$—	$(133,917)	$(1,020)	$(134,937)
Carrying amounts -
At December 31, 2021	$20,380	$50,987	$10,382	$81,749
At December 31, 2022	$20,380	$41,825	$16,350	$78,555
At December 31, 2023	$20,380	$41,148	$26,458	$87,986
Goodwill
For impairment testing, goodwill acquired through business combinations is allocated to the air transportation CGU which is also the operating and reportable segment of the Company. Goodwill is tested for impairment annually at August, 31 and when circumstances indicate that the carrying value may be impaired.
The recoverable amount of the CGU of $6.2 billion (2022: $5.1 billion) has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The pre-tax discount rate applied to cash flow projections is 15.8% (2022: 13.8%) and the cash flows beyond the five-year period are extrapolated using a 3.0% (2022: 3.0%) growth rate. It was concluded that no impairment charge is necessary since the estimated recoverable amount of the CGU exceed its carrying value.
The calculations of value in use of the CGU are sensitive to the following main assumptions:
•Revenue – the Company calculated the projected passenger revenue based on the current beliefs, expectations, and projections about future events and financial trends affecting its business.
•Cash flows – determination of the terminal value is based on the present value of the Company’s cash flows in perpetuity. When estimating the cash flows for use in the residual value calculation, it is essential to clearly define the normalized cash flows level, the appropriate discount rate for the degree of risk inherent in that return stream, and a constant future growth rate for the related cash flows. To estimate the value, the Gordon Growth Model was used.
•Discount rates – The selected pre-tax rate of 15.8% represents the current market assessment of the risks specific to the CGU, taking into consideration the time value of money and individual risks of the underlying assets that have not been incorporated in the cash flow estimates. The discount rate calculation is based on the specific circumstances of the Company and its operating segment and is derived from its pre-tax weighted average cost of capital (WACC). The WACC takes into account both debt and equity. The cost of equity is derived from the expected return on investment by the Company’s investors. The cost of debt is based on the interest-bearing borrowings the Company is obliged to service. Segment-specific risk is incorporated by applying individual beta factors. The beta factors are evaluated annually based on publicly available market data.
A rise in the discount rate to 26.4% (i.e., +10.6%) would result in an impairment.
Other intangible assets
Intangible assets in process
Intangible assets in process as of December 31, 2023 and 2022 mainly comprise the development of sales, revenues and operational systems and improvements.
During 2023, the Company capitalized $13.5 million (2022: $9.6 million) on sales and revenue systems.